The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Tables)	12 Months Ended
Dec. 31, 2024
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
Information of all subsidiaries and VIEs
The principal subsidiaries and VIEs through which the Group conducted its business operations as of December 31, 2024 are described below.

Name of Entity	Date of Incorporation	Place of Incorporation	Effective Interest held through equity ownership/contractual arrangements.

Subsidiaries:
Sohu.com (Hong Kong) Limited	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Changyou.com Limited	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Group Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Sohu.com (Game) Limited	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC	Incorporated on January 7, 2010	Korea	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Information Technology (Tianjin) Limited	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited	Incorporated on July 11, 2013	Cayman Islands	100%
Sohu Focus (HK) Limited (“Focus HK”)	Incorporated on July 26, 2013	Hong Kong	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%

VIEs:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Consolidated beginning on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
Guangzhou Qianjun Network Technology Co., Ltd. (“Guangzhou Qianjun”)	Consolidated beginning on November 25, 2014	People’s Republic of China	100%